Financial and Non-Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Financial and Non-Financial Assets and Liabilities
Financial and Non-Financial Assets and Liabilities

Note 20 Financial and Non-Financial Assets and Liabilities

Financial and non-financial assets and liabilities as of December 31, 2021

		Financial
	Financial Assets	Assets
	Measured at	Measured	Non-	Total
	Fair Value through	at Amortized	Financial	Carrying
	Profit or Loss	Cost	Assets	Amount
Assets
Non-current financial assets	—	3,915	—	3,915
Cash	—	955,507	—	955,507
	—	959,422	—	959,422

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Contingent consideration	54,399	—	—	54,399
Non-current interesting-bearing liabilities	—	189,164	—	189,164
Non-current lease liabilities	—	24,052	—	24,052
Accounts payable	—	67,971	—	67,971
Other current liabilities	—	9,591	3,111	12,702
Accrued expenses and deferred revenue	—	25,168	28,385	53,553
	54,399	315,945	31,496	401,841

Financial and non-financial assets and liabilities as of December 31, 2020

	Financial Assets
	Measured at	Financial Assets	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Assets	Amount
Assets
Non-current financial assets	—	2,225	—	2,225
Other current assets	—	112	22,689	22,801
Cash	—	996,304	—	996,304
	—	998,641	22,689	1,021,330

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Contingent consideration	48,969	—	—	48,969
Other non-current liabilities	—	878	—	878
Accounts payable	—	53,827	—	53,827
Other current liabilities	—	3,908	5,980	9,888
Accrued expenses and deferred revenue	—	24,890	16,496	41,386
	48,969	83,503	22,476	154,948

Financial assets valued at fair value through profit or loss consist of currency options. As of December 31, 2021 and 2020 respectively, there were no currency options outstanding since they had expired and as of December 31, 2019, currency options amounted to SEK 399. Currency options are valued at fair value based on calculation using the Black-Scholes option pricing model at Level 2 of the fair value hierarchy. Financial liabilities valued through profit or loss constitutes of contingent consideration in connection with the business combination of Genkyotex SA of SEK 54,399 (SEK 48,969) as of December 31, 2021 and 2020, respectively. The fair value of contingent consideration is measured at Level 3 of the fair value hierarchy.

The carrying amount for other items above is an approximation of the fair value, which is why these items are not separated into levels according to the fair value hierarchy.